Schedule of Assets	12 Months Ended
Dec. 31, 2025
EBP 333
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets

SCHEDULE OF ASSETS HELD FOR INVESTMENT PURPOSES AT END OF YEAR

Form 5500, Schedule H, Part IV, Line 4i

Worthington Enterprises, Inc. 401(k) Plan

EIN 31-1189815, Plan Number 333

December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Cost	Current Value
*	Worthington Industries Deferred Profit Sharing Plan Master Trust	Master Trust	N/A	$475,774,336
*	Participant notes receivable	Interest rates ranging from 4.25% to 9.5%	N/A	6,641,757
				$482,416,093
*Party-in-Interest to the Plan